Schedule of changes in net liabilities (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Net liabilities at December 31, 2020	R$ 6,843	R$ 6,709	R$ 4,989
Expense recognized in Statement of income	501	491	464
Contributions paid	(422)	(367)	(343)
Actuarial gains (losses)	(302)	10	1,599
Past service cost (1)	(415)
Net liabilities at December 31, 2021	6,205	6,843	6,709
Current liabilities	305
Non-currentliabilities	6,538
Pension Plans And Retirement Supplement Plans [member]
IfrsStatementLineItems [Line Items]
Net liabilities at December 31, 2020	2,909	2,972	2,170
Expense recognized in Statement of income	200	206	197
Contributions paid	(236)	(211)	(200)
Actuarial gains (losses)	(203)	(58)	805
Past service cost (1)
Net liabilities at December 31, 2021	2,670	2,909	2,972
Health Plan [member]
IfrsStatementLineItems [Line Items]
Net liabilities at December 31, 2020	3,319	3,102	2,344
Expense recognized in Statement of income	253	236	222
Contributions paid	(173)	(143)	(131)
Actuarial gains (losses)	70	124	667
Past service cost (1)
Net liabilities at December 31, 2021	3,469	3,319	3,102
Dental Plan [member]
IfrsStatementLineItems [Line Items]
Net liabilities at December 31, 2020	64	61	48
Expense recognized in Statement of income	6	5	5
Contributions paid	(3)	(3)	(2)
Actuarial gains (losses)	(1)	1	10
Past service cost (1)
Net liabilities at December 31, 2021	66	64	61
life insurance [member]
IfrsStatementLineItems [Line Items]
Net liabilities at December 31, 2020	551	574	427
Expense recognized in Statement of income	42	44	40
Contributions paid	(10)	(10)	(10)
Actuarial gains (losses)	(168)	(57)	117
Past service cost (1)	(415)
Net liabilities at December 31, 2021		R$ 551	R$ 574
Current liabilities	347
Non-currentliabilities	R$ 5,858